                                 HIGHMARK FUNDS

                                  Equity Funds
                               Fixed Income Funds

                     Supplement dated December 31, 1997 to
                       Prospectus dated November 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

1. NEW SUB-ADVISOR. The Board of Trustees of the HighMark Funds has unanimously approved the termination of the International Equity Fund's current sub-advisor, TMAM, effective January 1, 1998. As of January 1, 1998, AXA Asset Management Partenaires ("AXA") will serve as Sub-Advisor for the Fund on the same terms and conditions and for the same consideration as TMAM. If shareholders approve a new sub-advisory agreement with respect to AXA prior to April 30, 1998, AXA will continue to operate as the Fund's Sub-Advisor. If shareholders do not approve a new sub-advisory agreement with respect to AXA, then AXA will cease to operate as the Fund's Sub-Advisor, and Pacific Alliance, the Fund's Advisor, will make the day-to-day investment decisions for the Fund. The Prospectus is hereby amended to incorporate the following information on page 43:

     The Advisor and AXA Asset Management Partenaires ("AXA"), have entered into an investment sub-advisory agreement relating to the International Equity Fund (the "Investment Sub-Advisory Agreement"). Under the Investment Sub-Advisory Agreement, AXA makes the day-to-day investment decisions for the assets of the Fund, subject to the supervision of, and policies established by, the Advisor and the Trustees of HighMark.


     AXA, 46 Avenue de la Grande Armee, Paris, France 75017, operates as a subsidiary of the AXA Group. Established in 1994, AXA provides active global investment services for U.S. mutual funds and foreign mutual funds. As of June 30, 1997, AXA managed assets of $494 billion and was the second largest manager of mutual fund assets worldwide.

     AXA is entitled to a fee, which is calculated daily and paid monthly out of the Advisor's fee, at an annual rate of .30% of the average daily net assets of the Fund.

     Robert de Guigne serves as portfolio manager of the Fund. Mr. de Guigne has been a portfolio manager with AXA and the AXA Group since 1996. From 1991 to 1996, Mr. de Guigne was an equity and fixed income manager with State Street Bank.

2. CORRECTION. A typographical error occurred in the fee table on page 6. The Management Fees (after voluntary reduction) for the Income Equity Fund should be 0.60% rather than the incorrect figure reported on page 6. The Total Fund Operating Expenses (after voluntary reduction) of 0.91% is correctly reported in the Prospectus.

                                 HIGHMARK FUNDS

                                  Equity Funds
                               Fixed Income Funds

                     Supplement dated December 31, 1997 to
                       Prospectus dated November 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

1. NEW SUB-ADVISOR. The Board of Trustees of the HighMark Funds has unanimously approved the termination of the International Equity Fund's current sub-advisor, TMAM, effective January 1, 1998. As of January 1, 1998, AXA Asset Management Partenaires ("AXA") will serve as Sub-Advisor for the Fund on the same terms and conditions and for the same consideration as TMAM. If shareholders approve a new sub-advisory agreement with respect to AXA prior to April 30, 1998, AXA will continue to operate as the Fund's Sub-Advisor. If shareholders do not approve a new sub-advisory agreement with respect to AXA, then AXA will cease to operate as the Fund's Sub-Advisor, and Pacific Alliance, the Fund's Advisor, will make the day-to-day investment decisions for the Fund. The Prospectus is hereby amended to incorporate the following information on page 43:

     The Advisor and AXA Asset Management Partenaires ("AXA"), have entered into an investment sub-advisory agreement relating to the International Equity Fund (the "Investment Sub-Advisory Agreement"). Under the Investment Sub-Advisory Agreement, AXA makes the day-to-day investment decisions for the assets of the Fund, subject to the supervision of, and policies established by, the Advisor and the Trustees of HighMark.

     AXA, 46 Avenue de la Grande Armee, Paris, France 75017, operates as a subsidiary of the AXA Group. Established in 1994, AXA provides active global investment services for U.S. mutual funds and foreign mutual funds. As of June 30, 1997, AXA managed assets of $494 billion and was the second largest manager of mutual fund assets worldwide.

     AXA is entitled to a fee, which is calculated daily and paid monthly out of the Advisor's fee, at an annual rate of .30% of the average daily net assets of the Fund.

     Robert de Guigne serves as portfolio manager of the Fund. Mr. de Guigne has been a portfolio manager with AXA and the AXA Group since 1996. From 1991 to 1996, Mr. de Guigne was an equity and fixed income manager with State Street Bank.